DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2015
DEFERRED CHARGES [Abstract]
Schedule of deferred charges
	July 31, 2015		July 31, 2014
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$3,339,759	$1,304,518	$2,667,272	$1,166,367
Professional fees for leasing	405,448	244,251	387,073	219,758
Financing costs	114,387	11,436	780,671	740,801
Total	$3,859,594	$1,560,205	$3,835,016	$2,126,926

Schedule of estimated aggregate amortization expense
Fiscal Year	Amortization
2016	$343,363
2017	$294,200
2018	$259,105
2019	$194,201
2020	$157,850